Related Party Transactions - Schedule of Awards Settled in a Net Settlement basis in Exchange (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Forfeited [Member]
Schedule of Awards Settled in a Net Settlement basis in Exchange [Line Items]
DSUs issued to certain members of the Board of Directors
RSUs to key management personnel, which vest over a three-year period(1)		[1]		[2]
PSUs to key management personnel, which include both a time and performance condition on vesting(1)		[1]
Stock options to key management personnel	58,335		30,087
Awards Settled [Member]
Schedule of Awards Settled in a Net Settlement basis in Exchange [Line Items]
DSUs issued to certain members of the Board of Directors			12,434
RSUs to key management personnel, which vest over a three-year period(1)	376,822	[1]	223,819	[2]
PSUs to key management personnel, which include both a time and performance condition on vesting(1)	187,349	[1]	230,863
Stock options to key management personnel
Public Shares issued [Member]
Schedule of Awards Settled in a Net Settlement basis in Exchange [Line Items]
DSUs issued to certain members of the Board of Directors			12,434
RSUs to key management personnel, which vest over a three-year period(1)	186,358	[1]	96,408	[2]
PSUs to key management personnel, which include both a time and performance condition on vesting(1)	103,678	[1]	145,197
Stock options to key management personnel	$ 58,335		$ 30,087

[1]	RSUs and PSUs were settled on a net settlement basis
[2]	RSUs were settled on a net settlement basis